UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: DECEMBER 31, 2006         (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Short Duration Government Fund

December 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
U.S. Government and Agency Obligations – 119.7%[1]
Federal Home Association/Veteran’s Association – 0.5%
FHA/VA, 5.125%, 10/20/17, (01/01/08) [2,9]	$114,453	$115,752
FHA/VA, 5.125%, 10/20/25 to 12/20/25, (01/01/08) [2]	688,064	697,288
FHA/VA, 5.750%, 08/20/23, (10/01/07) [2]	151,422	152,966
Total Federal Home Association/Veteran’s Association		966,006
Federal Home Loan Mortgage Corporation – 27.3%
FHLMC, 2.779%, 07/01/34, (06/01/07) [2,9]	1,719,135	1,692,421
FHLMC, 3.032%, 05/01/34, (06/01/07) [2,9]	938,814	931,747
FHLMC, 5.000%, 05/01/18 [9]	3,524,880	3,470,846
FHLMC, 5.000%, 06/01/09 to 05/01/18	1,301,617	1,280,794
FHLMC, 5.500%, 11/01/17 to 09/01/19	2,662,423	2,664,862
FHLMC, 5.500%, TBA	1,150,000	1,148,921
FHLMC, 5.565%, 10/01/35, (10/01/10) [2,9]	1,483,976	1,483,740
FHLMC, 5.570%, 06/15/35, (02/15/07) [2]	10,338,611	10,271,033
FHLMC, 6.000%, 09/01/17 to 05/01/35	21,895,057	22,178,706
FHLMC, 6.000%, TBA	801,285	808,555
FHLMC, 7.500%, 04/01/15	690,152	717,058
FHLMC Gold Pool, 4.000%, 12/01/20	5,231,822	4,919,706
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	974,269	958,266
FHLMC Gold Pool, 6.000%, 09/01/17	1,030,343	1,045,035
FHLMC Gold Pool, 7.500%, 04/01/15 to 04/01/29	316,403	329,730
FHLMC Gold Pool, 8.500%, 12/01/25 [9]	94,874	101,626
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	574,408	568,275
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	197,479	205,090
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42 [10]	332,471	345,874
Total Federal Home Loan Mortgage Corporation		55,122,285
Federal National Mortgage Association – 70.0%
FNMA, 2.500%, 10/01/36	592,698	144,603
FNMA, 3.180%, 07/25/44	93,217	92,772
FNMA, 4.568%, 01/01/33, (12/01/07) [2]	692,320	692,724
FNMA, 5.000%, 01/01/19 [9]	2,057,624	2,026,081
FNMA, 5.000%, 07/01/18 to 09/01/19	2,547,556	2,507,109
FNMA, 5.250%, 04/15/07	60,000	60,012
FNMA, 5.430%, 09/26/33, (02/26/07) [2]	39,523	39,708
FNMA, 5.452%, 01/01/36, (01/01/11) [2]	1,355,506	1,358,594
FNMA, 5.460%, 10/25/33, (02/25/07) [2]	614,347	615,723
FNMA, 5.480%, 06/25/35, (02/25/07) [2,9]	2,168,767	2,176,049
FNMA, 5.500%, 11/01/18 to 03/01/21 [9]	11,820,276	11,818,724
FNMA, 5.500%, 12/01/18 to 07/01/21	10,884,666	10,883,011
FNMA, 5.500%, TBA	20,600,000	20,575,072
FNMA, 5.512%, 05/01/36, (05/01/11) [2]	967,324	973,072
FNMA, 5.576%, 05/01/36, (05/01/11) [2]	1,892,554	1,907,760
FNMA, 5.594%, 09/01/33, (09/01/07) [2,9]	1,302,072	1,309,227
FNMA, 5.640%, 11/25/30, (02/25/07) [2]	274,818	273,855
FNMA, 5.700%, 07/01/09	922,656	920,052
FNMA, 5.720%, 05/25/42 to 07/25/44, (02/25/07) [2,9]	7,923,361	7,942,436
FNMA, 5.720%, 03/25/35, (02/25/07) [2]	30,256	30,154
FNMA, 5.730%, 11/01/08	267,834	268,238
FNMA, 6.000%, 03/01/17 to 08/01/17	1,088,717	1,104,793
FNMA, 6.000%, TBA	12,000,000	12,165,000
FNMA, 6.010%, 12/01/08 [9]	4,369,598	4,390,596
FNMA, 6.040%, 10/01/08 [9]	1,147,402	1,152,242
FNMA, 6.230%, 09/01/08 [9]	2,502,444	2,516,285
FNMA, 6.305%, 02/01/08	10,379	10,376
FNMA, 6.473%, 10/25/31 [11]	6,018,212	6,057,731
FNMA, 6.500%, 04/01/17 [9]	1,142,344	1,169,971
FNMA, 6.500%, TBA	19,000,000	19,356,250

Managers Short Duration Government Fund

December 31, 2006

Schedule of Portfolio Investments Security Description	Principal Amount	Value
Federal National Mortgage Association - 70.0% (continued)
FNMA, 6.510%, 01/01/08	$146,177	$146,392
FNMA, 6.620%, 01/01/08	136,941	137,227
FNMA, 6.620%, 11/01/07 [9]	1,694,602	1,695,206
FNMA, 6.740%, 06/01/09	911,985	909,749
FNMA, 6.750%, 08/01/07 [9]	1,762,068	1,759,169
FNMA, 6.825%, 09/01/07 [9]	2,256,817	2,255,445
FNMA, 7.500%, 02/25/42 to 10/25/42 [9]	2,619,762	2,717,571
FNMA, 7.500%, 10/01/15 to 12/25/42	1,516,947	1,577,410
FNMA, 7.516%, 08/25/31 [9,12]	4,134,285	4,145,110
FNMA Grantor Trust, 5.470%, 01/25/35, (02/25/07) [2,9]	1,252,719	1,254,053
FNMA Whole Loan, 5.520%, 05/25/35, (02/25/07) [2,9]	7,351,138	7,376,458
FNMA Grantor Trust, 5.560%, 05/25/32, (02/25/07) [2]	877,247	877,301
FNMA Grantor Trust, 5.600%, 03/25/33, (02/25/07) [2]	394,826	394,835
FNMA Whole Loan, 5.770%, 02/25/47, (02/25/07) [2]	1,494,786	1,503,021
Total Federal National Mortgage Association		141,287,167
Government National Mortgage Association – 16.8%
GNMA, 4.500%, 10/20/34 to 09/20/35, (10/01/07 to 01/01/08) [2]	12,330,662	12,216,895
GNMA, 4.750%, 01/20/32, (04/01/07) [2]	451,940	451,436
GNMA, 5.000%, 10/20/32 to 09/20/35, (04/01/07 to 01/01/08) [2]	5,009,235	5,014,569
GNMA, 5.125%, 11/20/17 to 11/20/27, (01/01/08) [2]	1,159,219	1,173,206
GNMA, 5.250%, 01/20/28, (04/01/07) [2]	172,614	173,038
GNMA, 5.375%, 03/20/21 to 05/20/33, (04/01/07 to 07/01/07) [2]	3,417,067	3,444,352
GNMA, 5.500%, 08/20/32 to 01/20/34, (04/01/07 to 10/01/07) [2]	10,624,039	10,613,234
GNMA, 5.750%, 07/20/18 to 08/20/26, (10/01/07) [2]	574,655	581,198
GNMA, 6.000%, 07/20/28 [9]	205,376	205,045
GNMA, 9.500%, 07/15/09 to 12/15/17	33,448	35,831
Total Government National Mortgage Association		33,908,804
Interest Only Strips – 1.8%
FHLMC IO Strip, 1.780%, 11/15/30, (02/15/07) [2]	429,558	19,909
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	1,013,398	255,262
FHLMC IO Strip, 5.000%, 05/15/18 to 08/01/35	6,319,582	1,401,260
FHLMC IO Strip, 7.500%, 10/01/27	79,741	18,238
FHLMC IO Strip, 8.000%, 06/01/31	19,332	4,486
FNMA IO Strip, 1.906%, 01/25/24, (02/25/07) [2]	146,581	9,047
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	8,014,541	1,912,984
FNMA IO Strip, 7.500%, 11/18/14	199,452	25,051
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	300,092	67,718
FNMA IO Strip, 9.000%, 12/15/16	76,098	16,898
Total Interest Only Strips		3,730,853
U.S. Treasury Notes- 3.3%
USTN, 2.375%, 04/15/11 [9]	5,493,042	5,471,158
USTN, 2.625%, 05/15/08 [7]	1,260,000	1,222,397
Total U.S. Treasury Notes		6,693,555
Total U.S. Government and Agency Obligations (cost $242,520,535)		241,708,670
Corporate Bonds – 20.4%
Asset-Backed Securities – 20.1%
Asset Securitization Corp., 7.040%, 11/13/29	562,411	567,411
Countrywide Home Loans, 5.820%, 02/25/35, (02/25/07) [2,9]	3,143,264	3,163,022
Deutsche Alt-A Securities Inc. Mortgage Loan, 6.250%, 07/25/36 [10]	1,175,701	1,175,048
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,260,008	1,271,431
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,189,518	1,216,326
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF10, Class A4, 5.640%, 11/25/35, (02/25/07) [2]	1,800,000	1,804,562
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	525,000	546,031
GMAC, 6.957%, 09/15/35	1,570,000	1,657,927
GMAC, 7.724%, 03/15/33 [7,9]	7,341,000	7,770,802
GMAC, Series 2000-C2, Class A2, 7.455%, 08/16/33	1,060,808	1,122,802
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,754,000	1,707,530

Managers Short Duration Government Fund

December 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Asset-Backed Securities - 20.1% (continued)
Harborview Mortgage Loan Trust, 5.730%, 11/19/34, (02/19/07) [2]	$3,437,257	$3,447,943
Lehman Brothers Mortgage Trust, 6.000%, 08/25/21	2,989,707	3,013,837
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,526,579	2,629,935
PNC Mortgage Acceptance, 7.300%, 10/12/33	2,351,000	2,476,424
Salomon Brothers Mortgage, 7.455%, 07/18/33	316,655	333,147
Structured Asset Investment Loan Trust, 5.860%, 12/25/34, (02/25/07) [2,9]	4,715,072	4,731,226
Washington Mutual, Class 2A3, Series 2005-AR2, 5.670%, 01/25/45, (02/25/07) [2]	1,946,311	1,948,917
Total Asset-Backed Securities		40,584,321
Asset-Backed Interest Only Strips – 0.3%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.478%, 04/11/37 [3,10]	4,986,838	208,364
CS First Boston Mortgage Sec. Corp., IO Strip, Series 1998-C1, Class AX, 0.981%, 05/17/40 [10]	3,227,901	84,924
CS First Boston Mortgage IO Strip, 0.554%, 12/15/35 [3,10]	1,680,624	67,563
GMAC, Series 1999-C1 IO Strip, Class X, 0.586%, 05/15/33 [10]	9,860,848	135,980
Total Asset-Backed Interest Only Strips		496,831
Total Corporate Bonds (cost $42,685,061)		41,081,152
Preferred Stock – 0.5%[3]	Shares
Home Ownership Funding Corp., 13.331% (cost $1,457,704)	7,300	1,095,197
Short-Term Investments – 7.9%
Other Investment Companies – 7.5%[4]
Bank of New York Institutional Cash Reserves Fund, 5.32%[8]	6,059,604	6,059,604
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	9,106,446	9,106,446
Total Other Investment Companies		15,166,050
U.S. Government Agency Discount Notes - 0.4%[5,6]	Principal Amount
FNMA Discount Notes, 4.552%, 02/06/07	$75,000	74,626
FNMA Discount Notes, 4.576%, 02/07/07	650,000	646,851
FNMA Discount Notes, 4.966%, 03/20/09	75,000	74,083
Total U.S. Government Agency Discount Notes		795,560
Total Short-Term Investments (cost $15,961,404)		15,961,610
Total Investments-148.5% (cost $302,624,704)		299,846,629
Other Assets, less Liabilities-(48.5)%		(97,962,619)
Net Assets-100.0%		$201,884,010

Managers Intermediate Duration Government Fund

December 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
U.S. Government and Agency Obligations – 118.4%[1]
Federal Home Mortgage Corporation – 61.1%
FHLMC, 4.500%, 04/01/35	$806,874	$756,954
FHLMC, 5.000%, TBA	10,000,000	9,646,880
FHLMC, 5.000%, 05/01/18 to 07/01/35	1,514,600	1,471,787
FHLMC, 5.500%, 01/01/18 to 01/01/19	1,529,052	1,530,487
FHLMC, 5.500%, 09/01/33 to 05/01/34 [9]	3,738,623	3,702,162
FHLMC, 5.500%, 11/01/17 to 12/01/17	860,291	861,753
FHLMC, 5.629%, 01/01/36, (01/01/13) [2,9]	11,940,082	11,919,239
FHLMC, 6.000%, 09/01/17 to 07/01/35	4,152,012	4,188,814
FHLMC, 6.000%, 12/01/33	751,404	758,221
FHLMC, 6.000%, TBA	15,000,000	15,196,874
FHLMC, 7.500%, 01/01/31	95,563	99,730
FHLMC Gold Pool, 4.000%, 12/01/20	1,102,042	1,036,297
FHLMC Gold Pool, 4.500%, 05/01/34 to 01/01/36	8,391,132	7,863,573
FHLMC Gold Pool, 4.500%, 10/01/34 to 11/01/35 [9]	11,986,325	11,235,066
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	446,962	439,620
FHLMC Gold Pool, 5.500%, 01/01/35 to 06/01/35 [9]	36,998,753	36,626,912
FHLMC Gold Pool, 5.500%, 10/01/33 to 01/01/35	311,642	308,594
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	72,096	72,238
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42 [10]	465,459	484,223
Total Federal Home Loan Mortgage Corporation		108,199,424
Federal National Mortgage Association – 51.0%
FNMA, 4.500%, 08/01/35 to 09/01/35 [9]	9,761,107	9,149,827
FNMA, 4.500%. 03/01/35 to 10/01/35	2,843,877	2,665,781
FNMA, 5.000%, 06/01/18	474,898	467,910
FNMA, 5.000%, 07/01/18 to 01/01/20 [9]	4,886,116	4,809,901
FNMA, 5.000%, TBA	9,600,000	9,434,995
FNMA, 5.500%, 01/01/19 [9]	1,098,990	1,098,911
FNMA, 5.500%, 03/01/17 to 02/01/35	15,884,189	15,840,435
FNMA, 5.500%, TBA	13,700,000	13,629,817
FNMA, 5.603%, 02/01/36, (01/01/11) [2]	527,212	529,139
FNMA, 5.640%, 11/25/30, (02/25/07) [2,9]	4,134,285	4,145,110
FNMA, 5.720%, 03/25/35, (02/25/07) [2,9]	3,012,682	3,020,516
FNMA, 6.000%, 08/01/17	613,725	622,743
FNMA, 6.000%, TBA	20,500,000	20,859,375
FNMA, 6.500%, 11/01/28	807,839	825,133
FNMA, 7.000%, 03/25/24 [9]	2,750,000	2,864,657
FNMA, 7.500%, 10/25/42	278,117	288,548
Total Federal National Mortgage Association		90,252,798
Government National Mortgage Association – 0.6%
GNMA, 5.125%, 11/20/17 to 12/20/17, (01/01/08) [2]	475,533	480,963
GNMA, 5.375%, 03/20/16 to 05/20/21, (04/01/07 to 07/01/07) [2]	196,673	198,189
GNMA, 5.750%, 08/20/17 to 08/20/18, (10/01/07) [2]	233,713	236,237
GNMA, 7.500%, 09/15/28 to 11/15/31	145,628	152,110
Total Government National Mortgage Association		1,067,499
Interest/Principal Only Strips – 3.7%
FHLMC IO Strip, 1.380%, 11/15/18, (02/15/07) [2]	961,591	40,109
FHLMC IO Strip, 1.780%, 11/15/30, (02/15/07) [2]	348,890	16,170
FHLMC IO Strip, 2.330%, 09/15/16 to 10/15/16, (02/15/07) [2]	802,389	38,554
FHLMC IO Strip, 2.580%, 06/15/31, (02/15/07) [2]	123,715	11,683
FHLMC IO Strip, 4.500%, 04/15/22 to 09/15/35	1,937,791	447,990
FHLMC IO Strip, 5.000%, 05/15/17 to 09/15/35	3,613,940	749,676
FHLMC IO Strip, 5.000%, 12/01/34 [9]	6,619,340	1,588,642

Managers Intermediate Duration Government Fund

December 31, 2006

Schedule of Portfolio Investments Security Description	Principal Amount	Value
Interest/Principal Only Strips - 3.7% (continued)
FHLMC IO Strip, 6.000%, 05/01/31	$15,276	$3,235
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	1,910,753	257,175
FNMA IO Strip, 4.500%, 07/25/19 to 09/01/33	717,625	123,206
FNMA IO Strip, 5.000%, 11/01/33 to 10/01/36	10,091,239	2,353,917
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	2,374,404	553,100
FNMA PO Strip, 5.484%, 07/01/33 [10]	565,128	416,804
Total Interest/Principal Only Strips		6,600,261
U.S. Treasury Notes – 2.0%
USTN, 2.375%, 04/15/11	3,560,305	3,546,121
Total U.S. Government and Agency Obligations (cost $210,925,653)		209,666,103
Asset-Backed Securities – 13.0%
AHMA, Series 2005-1, Class 1A1, 6.048%, 11/25/35 [10]	731,435	742,165
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10) [2]	3,427,798	3,420,120
American Home Mortgage Investment Trust, 3.280%, 04/25/44, (02/25/09) [2]	389,098	377,715
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) [2]	1,700,203	1,671,573
American Home Mortgage Investment Trust, 5.001%, 06/25/45, (03/25/08) [2]	425,089	427,087
Bank of America Funding Corp., 3.969%, 12/20/34 [10]	852,878	862,552
Bear Stearns Alt-A Trust, 4.923%, 04/25/35 [10]	654,356	649,647
Countrywide Alternative Loan Trust, 6.000%, 06/25/34	827,708	831,077
Countrywide Home Loan, 4.497%, 05/20/35 [10]	401,199	397,868
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 5.740%, 11/25/34, (02/25/07) [2,3]	660,476	664,182
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 5.060%, 12/20/35 [10]	357,616	359,855
Countrywide Alternative Loan Trust, 5.500%, 05/25/35, (02/25/07) [2]	1,120,083	1,110,880
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	195,653	197,427
GSMPS Mortgage Loan Trust, 5.670%, 03/25/35, (02/25/07) [2,3]	513,440	512,692
GSR Mortgage Loan Trust, 3.685%, 05/25/34, (02/25/07) [2]	617,166	614,931
Harborview Mortgage Loan Trust, 3.729%, 11/19/34 [10]	627,441	627,611
Master Alternative Loans Trust, 6.000%, 01/25/35 [9]	1,843,989	1,842,995
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,849,163	1,924,807
Morgan Stanley Mortgage Loan Trust, 6.171%, 08/25/35 [10]	2,072,697	2,086,300
Structured Asset Securities Corp., Series 2005-RF1, Class A, 5.670%, 03/25/35, (02/25/07) [2,3]	627,682	626,014
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35	3,103,014	3,104,257
Total Asset-Backed Securities (cost $23,310,238)		23,051,755
Preferred Stocks-0.3%[3]	Shares
Home Ownership Funding 2, Preferred, 13.338%	1,500	225,041
Home Ownership Funding Corp., 13.331%	1,500	225,041
Total Preferred Stocks (cost $402,591)		450,082
Short-Term Investments – 7.6%
Other Investment Companies – 7.5%[4]
Calvert Cash Reserves Institutional Prime Fund, Institutional Class Shares, 5.15%	2,399,907	2,399,907
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	10,966,095	10,966,095
Total Other Investment Companies		13,366,002
U.S. Government Agency Discount Notes- 0.1%[5,6]	Principal Amount
FNMA Discount Notes, 4.552%, 02/06/07	$100,000	99,516
Total Short-Term Investments (cost $13,465,489)		13,465,518
Total Investments-139.3% (cost $248,103,971)		246,633,458
Other Assets, less Liabilities – (39.3)%		(69,550,037)
Net Assets-100.0%		$177,083,421

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$302,624,704	$876,737	($3,654,812)	($2,778,075)
Intermediate Duration	248,103,971	892,010	(2,362,523)	(1,470,513)

[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at December 31, 2006.

[2]	Floating Rate Security. The rate listed is as of December 31, 2006. Date in parenthesis represents the security’s next coupon rate reset.

[3]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2006, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$1,371,124	0.68%
Intermediate Duration	2,252,969	1.27%

[4]	Yield shown for an investment company represents the December 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[5]	Zero-coupon security. Rate indicates yield to maturity at December 31, 2006.

[6]	Security pledged to cover margin requirements for open futures positions at December 31, 2006.

[7]	Some or all of these securities were out on loan to various brokers as of December 31, 2006, amounting to $5,885,179, representing 2.92% of net assets for Short Duration.

[8]	Collateral received from brokers for securities lending was invested in this short-term investment.

[9]	All or part of security has been segregated for delayed delivery transactions and reverse repurchase agreements.

[10]	Variable Rate Security. The rate listed is as of December 31, 2006 and is periodically reset subject to terms and conditions set forth in the debenture.

[11]	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Not Rated
Short Duration	97.9%	0.4%	0.0%	0.0%	0.0%	1.7%
Intermediate Duration	99.8	0.2	0.0	0.0	0.0	0.0

Investments Abbreviations:

AHMA: American Home Mortgage Assets

DLJ: Donaldson, Lufkin & Jenrette Securities Corp.

FHA/VA: Federal Home Association/Veteran’s Association

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

GNMA: Government National Mortgage Association

GSMPS: Goldman Sachs Mortgage Participating Security

GSR: Goldman Sachs REMIC

IO: Interest Only

PO: Principal Only

TBA: To Be Announced

USTN: United States Treasury Note

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ William J. Nutt
William J. Nutt, President

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: February 28, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: February 28, 2007